Intangible Assets (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 07, 2021	Mar. 10, 2021	May 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Mar. 27, 2019
Stock issued during period, shares		30,000
Stock options, shares				642,510		224,000	557,506
Stock issued during the period, acquistions				375,000
Amortization expense				$ 292,469	$ 157,174	$ 135,803	$ 337,141
Common Stock [Member]
Stock issued during period, shares					4,327,043	2,590,364	4,577,043
Stock issued during the period, acquistions				600,000
Technology License Agreement [Member]
Stock options, shares	2,000,000
Share issued price exercised	$ 1.00
Technology License Agreement [Member] | Licensor [Member]
Stock issued during period, shares			1,250,000
Technology License Agreement [Member] | Licensor [Member] | Common Stock [Member]
Stock issued during period, shares	1,000,000
Technology License Agreement [Member] | Licensor [Member]
Stock issued during period, shares	3,450,000
Stock issued during the period, acquistions	4,000,000
Share issued exercise description	Until the Company exercise one of these options, it will share with the licensor 50% of pre-revenue costs and 50% of the net revenue, as defined, from the use of the technology.